SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2014
SHARE BASED COMPENSATION [Abstract]
SHARE BASED COMPENSATION
26.	SHARE BASED COMPENSATION

The Company adopted a long-term incentive plan (the "2009 Plan") in July 2009 which was subsequently amended and restated. The 2009 plan provided for the issuance of options of 9,325,122 ordinary shares. The options have a contractual life of 7 years except for certain options granted to an employee in August 2009 that can be exercised until October 1, 2013. The share options will vest in 5 successive equal annual instalments on the last day of each year from the grant date, provided that the personnel's service with the Company has not terminated prior to each such vesting date. For 953,200 options granted to one employee in August 2009, the share options vested in a series of 36 months, on the last day of each month, commencing from October 1, 2008.

The Company adopted a new long-term incentive plan (the "2014 Plan") in August 2014. The 2014 Plan provides for the issuance of options of 12,796,745 ordinary shares. The options have a contractual life of 10 year. The share options will vest in 5 successive equal annual instalments on the last day of each year from the grant date, provided that the personnel's service with the Company has not terminated prior to each such vesting date.

In October 2014, JinkoSolar Power adopted its Equity Incentive Plan, which permits the grant of stock options, restricted shares and restricted share units of JinkoSolar Power to its employees, directors and consultants of the Jinko Power Group. Under the plan, a total of 12,766 ordinary shares of JinkoSolar Power were initially reserved for issuance. No options, restricted shares or restricted share units of JinkoSolar Power's Equity Incentive Plan has been granted in all period presented.

On October 1, 2013, under the 2009 Plan, the Company granted to an officer options to purchase 600,000 ordinary shares of the Company at an exercise price of US$4.38 per share, with which the share options will vest in 12 successive equal monthly installments on the last day of each month from the grant date, provided that the personnel's service with the Company has not terminated prior to each such vesting date.

On October 1, 2013, under the 2009 Plan, the Company granted to certain employees options to purchase 680,000 ordinary shares of the Company at an exercise price of US$4.38 per share, with which the share options will vest in 3 and 5 successive equal annual installments on the last day of each year from the grant date, respectively, provided that the personnel's service with the Company has not terminated prior to each such vesting date.

On October 10, 2014, under the 2014 Plan, the Company granted to certain officers options to purchase 9,940,000 ordinary shares of the Company at an exercise price of US$5.93 per share. The share options will vest in 5 successive equal annual installments on the last day of each year from October 10, 2014, provided that the personnel's service with the Company has not terminated prior to each such vesting date.

On August 13, 2013, the Company extended the expiration date of the stock options granted to an officer from October 1, 2013 to October 1, 2014. As a result of this modification, the Company recorded additional stock-based compensation expense of RMB 1,608,968 for the year ended December 31, 2013.

On August 18, 2014, the Company extended the expiration date of 873,200 stock options granted to an officer from October 1, 2014 to October 1, 2015. As a result of this modification, the Company recorded additional stock-based compensation expense of RMB35,513 for the year ended December 31, 2014.

A summary of activities under the Company's share-based compensation plan is as follow:

	Number of option outstanding	Weighted-average exercise price	Weighted-average remaining contractual term	Aggregate intrinsic value
		(US$/share)	(in years)	(RMB)
Balance as of January 1, 2014	7,070,802	2.22
Granted	9,940,000	5.82
Exercise	(1,240,400)	1.77
Forfeited	(145,080)	1.45
Balance as of December 31, 2014	15,625,322	4.55	7.34	92,768,473

Vested and expected to vest as of December 31, 2014	12,708,076	2.69	4.00	88,005,121
Vested and exercisable as of December 31, 2014	3,675,306	2.14	2.60	59,188,949

Included in the number of share options granted during 2014, no options were granted under the 2009 Plan and 9,940,000 options were granted under 2014 Plan.

The aggregate intrinsic value is calculated as the difference between the market price of ordinary shares, US$4.9 per share as of December 31, 2014 and the exercise prices of the options.

Total intrinsic value of options exercised during the year ended December 31, 2012, 2013 and 2014 were RMB14,454, RMB76,736,538 and RMB67,877,828, respectively. The weighted average grant date fair value of options granted during the years ended December 31, 2012, 2013 and 2014 was RMB5.6, RMB23.32 and RMB28.42 per share, respectively.

A summary of non-vested shares activity under the share-based compensation plan is as follow:

	Number of option outstanding	Weighted-average fair value on grant date
		(RMB/share)
Non-vested at January 1, 2014	3,851,772	11.67
Granted	9,940,000	28.42
Vested	(1,749,376)	11.98
Forfeited	(92,380)	25.11
Non-vested at December 31, 2014	11,950,016	25.45

Expected to vest as of December 31, 2014	9,032,770	16.78

The total fair value of shares vested for the years ended December 31, 2012, 2013 and 2014 were RMB8,928,354, RMB18,548,052 and RMB20,422,248, respectively.

The share-based compensation expense for the year ended December 31, 2012, 2013 and 2014 was recorded in the respective items:

	As of December 31,
	2012	2013	2014
	RMB	RMB	RMB
Costs of revenues	947,428	505,036	203,140
Selling expenses	2,128,245	1,499,187	6,397,902
General and administrative expenses	14,267,437	15,987,983	34,164,506
Research and development expenses	-	-	1,924,447
Total	17,343,110	17,992,206	42,689,995

As of December 31, 2014, the company had 15,625,322 options outstanding. Total share-based compensation cost, determined based on the fair value of the options on the grant dates including the incremental charge resulted from the repricing, extension of expired date, applying an estimated forfeiture rate of 10%, amounted to approximately RMB112,033,187 of which the amounts of RMB 17,343,110, RMB17,992,206 and RMB42,689,995 was recognized for the year ended December 31, 2012, 2013 and 2014, respectively.

As of December 31, 2014, the Company had unrecognized share-based compensation expense RMB259,152,334 related to non-vested share options. That deferred cost is expected to be recognized over a weighted-average period of 4.0 years. For the year ended December 31, 2014, total cash received from the exercise of share options was RMB14,528,109.

The fair value of options grant during the year ended December 31, 2014 is estimated on the date of grant using Black-Scholes model with the following assumptions:

2014

Expected volatility	93.29%
Expected dividend yield	0%
Expected terms	6.5
Risk-free interest rate	1.93%
Fair value per option at grant date (RMB)	28.42

The risk-free interest rate is based on the China government bond yield denominated in US$ for a term consistent with the expected life of the awards in effect at the time of grant.

The expected term is based on the contractual term of the option and expected employee exercise and post-vesting employment termination behavior. Currently, it is based on the simplified approach.

The Company has no history or expectation of paying dividends on its ordinary shares.

The Company chose to use the historical volatility and implied volatility of a basket of comparable publicly-traded companies for a period equal to the expected term preceding the grant date.